RETIREMENT BENEFITS - Summary of Retirement Benefit Expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Defined benefit plans:
Interest income on plan assets	$ (1,160)	$ (1,657)	$ (2,253)
Other	(343)	(174)	26
Total	1,293	1,428	1,325
Defined contribution plans	403	423	428
Total retirement benefit expense	1,696	1,851	1,753
Pensions
Defined benefit plans:
Current service cost, defined benefit plans	1,385	1,359	1,127
Interest expense, defined benefit plans	1,223	1,683	2,192
OPEB
Defined benefit plans:
Current service cost, defined benefit plans	60	72	61
Interest expense, defined benefit plans	$ 128	$ 145	$ 172